UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                 FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2008
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      The Mathes Company, Inc.
           --------------------------------------------------
Address:   230 Park Avenue
           --------------------------------------------------
           New York, NY  10169
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  028-12290
                       ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard Mathes
           -------------------------------------------------------
Title:     Vice President
           -------------------------------------------------------
Phone:     (917) 368-4900
           -------------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Richard Mathes                  New York, NY           5/7/08
       ------------------------   ------------------------------  -------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             1
                                               -------------

Form 13F Information Table Entry Total:        102
                                               -------------

Form 13F Information Table Value Total:        $89,192
                                               -------------
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.           Form 13F File Number        Name
     1             028-12293                   Sorrell M. Mathes
-----------        --------------              -----------------------------

                           Form 13F Information Table

   Column 1                   Column 2      Column 3  Column 4        Column 5        Column 6   Column 7            Column 8
   --------                   --------      --------  --------   ------------------   --------   --------   ------------------------
                              Title of                 Value     Shrs or  SH/  PUT/  Investment   Other     Voting   Authority
Name of Issuer                 Class          Cusip   (x$1000)   Prn Amt  PRN  CALL  Discretion  Managers    Sole     Shared    None
--------------                 -----          -----   --------   -------  ---  ----  ----------  --------    ----     ------    ----
Abbott Labs                      COM       002824100    1,108    20,085    SH            SOLE              20,085
Adobe Sys Inc                    COM       00724F101      406    11,420    SH            SOLE              11,420
Allegheny Technologies           COM       01741R102      500     7,000    SH            SOLE               7,000
Allergan Inc.                    COM       018490102      911    16,150    SH            SOLE              16,150
Alliant Techsystems              COM       018804104    1,126    10,873    SH            SOLE              10,873
Amazon Com Inc                   COM       023135106    2,005    28,125    SH            SOLE              28,125
Apple Computer Inc               COM       037833100    1,391     9,695    SH            SOLE               9,695
Applied Matls Inc                COM       038222105      256    13,100    SH            SOLE              13,100
Bank New York Inc                COM       064057102      366     8,773    SH            SOLE               8,773
Berkshire Hathaway Inc.         Cl. B      084670207    1,033       231    SH            SOLE                 231
BP Plc                        Spons. ADR   055622104      229     3,778    SH            SOLE               3,778
Broadcom Corp                   Cl. A      111320107      198    10,250    SH            SOLE              10,250
Carnival Corp                 Paired CTF   143658300      807    19,925    SH            SOLE              19,925
Caterpillar Inc Del              COM       149123101    1,294    16,525    SH            SOLE              16,525
Celgene Corp                     COM       151020104      788    12,850    SH            SOLE              12,850
Cheesecake Factory Inc           COM       163072101      409    18,784    SH            SOLE              18,784
ChevronTexaco Corp               COM       166764100      800     9,370    SH            SOLE               9,370
China Mobile Hong Kong        Spons. ADR   16941M109      510     6,800    SH            SOLE               6,800
Chubb Corp                       COM       171232101      778    15,725    SH            SOLE              15,725
Cisco Sys Inc                    COM       17275R102    1,092    45,314    SH            SOLE              45,314
Cleveland Cliffs Inc.            COM       185896107      857     7,155    SH            SOLE               7,155
Coca Cola Co.                    COM       191216100    1,408    23,135    SH            SOLE              23,135
Cognizant Tech Solutions        Cl. A      192446102      397    13,765    SH            SOLE              13,765
Compania Vale Do Rio          Spons. ADR   204412209      634    18,300    SH            SOLE              18,300
ConocoPhillips Com               COM       20825C104    1,345    17,650    SH            SOLE              17,650
Consolidated Edison Inc          COM       209115104      325     8,175    SH            SOLE               8,175
Costco Whsl Corp New             COM       22160K105      416     6,400    SH            SOLE               6,400
Cree Inc.                        COM       225447101      579    20,700    SH            SOLE              20,700
CSX Corp                         COM       126408103      931    16,600    SH            SOLE              16,600
Ctrip Com Intl Ltd               ADR       22943F100    2,012    37,950    SH            SOLE              37,950
Cypress Semiconductor            COM       232806109      407    17,250    SH            SOLE              17,250
Deere & Co                       COM       244199105    1,776    22,080    SH            SOLE              22,080
EBAY Inc                         COM       278642103    1,048    35,126    SH            SOLE              35,126
Electronic Arts Inc              COM       285512109    1,714    34,325    SH            SOLE              34,325
Emerson Elec Co                  COM       291011104    1,059    20,575    SH            SOLE              20,575
Enbridge Energy Partners LP      COM       29250R106      533    11,200    SH            SOLE              11,200
Encana Corp                      COM       292505104      884    11,675    SH            SOLE              11,675
Evergreen Utls. & H. Inc.        COM       30034Q109      314    13,500    SH            SOLE              13,500
Exxon Mobil Corp                 COM       30231G102    3,355    39,666    SH            SOLE              39,666
Genentech Inc                    COM       368710406      406     5,000    SH            SOLE               5,000
General Electric Co              COM       369604103    1,789    48,335    SH            SOLE              48,335
General Mills Inc.               COM       370334104    1,189    19,850    SH            SOLE              19,850
Genzyme Corp Com Genl Div        COM       372917104      558     7,485    SH            SOLE               7,485
Gilead Sciences Inc              COM       375558103    1,355    26,300    SH            SOLE              26,300
Google Inc                      Cl. A      38259P508    2,711     6,154    SH            SOLE               6,154
Harley Davidson Inc              COM       412822108      915    24,413    SH            SOLE              24,413
HDFC Bank LTD ADR                ADR       40415F101    1,346    13,700    SH            SOLE              13,700
Hershey Co                       COM       427866108      218     5,774    SH            SOLE               5,774
Hess Corp                        COM       42809H107    2,045    23,190    SH            SOLE              23,190
Hewlett Packard Co               COM       428236103      883    19,330    SH            SOLE              19,330
Intel Corp                       COM       458140100      815    38,475    SH            SOLE              38,475
JDS Uniphase Corp                COM       46612J507      177    13,234    SH            SOLE              13,234
Johnson & Johnson                COM       478160104    2,683    41,365    SH            SOLE              41,365
Juniper Networks Inc             COM       48203R104      534    21,375    SH            SOLE              21,375
Kimco Realty Corp                COM       49446R109      294     7,500    SH            SOLE               7,500
Kinder Morgan Energy UT LP       COM       494550106      304     5,550    SH            SOLE               5,550
L-3 Communications Hldgs Inc     COM       502424104    1,322    12,088    SH            SOLE              12,088
Magellan Midstream Prt.          COM       559080106      344     8,500    SH            SOLE               8,500
McDermott Intl Inc               COM       580037109      853    15,560    SH            SOLE              15,560
Microchip Technology Inc         COM       595017104      320     9,787    SH            SOLE               9,787
Microsoft Corp                   COM       594918104    2,167    76,360    SH            SOLE              76,360
Monsanto Co NEW                  COM       61166W101    1,436    12,880    SH            SOLE              12,880
Mosaic Company (The)             COM       61945A107      750     7,310    SH            SOLE               7,310
Murphy Oil Corp                  COM       626717102      895    10,900    SH            SOLE              10,900
Nasdaq Stock Market              COM       631103108      937    24,230    SH            SOLE              24,230
Nestle S A Sponsored             ADR       641069406      746     5,950    SH            SOLE               5,950
News Corp Ltd                 ADR/Cl. B    65248E203      208    10,900    SH            SOLE              10,900
Northern Tr Corp                 COM       665859104      573     8,613    SH            SOLE               8,613
Northrop Grumman Corp            COM       666807102      324     4,170    SH            SOLE               4,170
NYSE Euronext                    COM       629491101      629    10,200    SH            SOLE              10,200
Oceaneering Int'l. Inc.          COM       675232102    1,087    17,250    SH            SOLE              17,250
OGE Energy Corp                  COM       670837103      775    24,850    SH            SOLE              24,850
Oneok Partners                   COM       68268N103      345     6,000    SH            SOLE               6,000
Oracle Corp                      COM       68389X105      861    43,995    SH            SOLE              43,995
Pan American Silver Corp         COM       697900108      932    24,300    SH            SOLE              24,300
Pepsico Inc                      COM       713448108    1,231    17,050    SH            SOLE              17,050
Permian Basin Rlty Trst          COM       714236106      222    10,000    SH            SOLE              10,000
Potash Corp. Sask Inc.           COM       73755L107      388     2,500    SH            SOLE               2,500
Procter & Gamble Co              COM       742718109    1,452    20,716    SH            SOLE              20,716
Qualcomm Inc                     COM       747525103      827    20,175    SH            SOLE              20,175
Raytheon Co                    COM NEW     755111507    1,345    20,820    SH            SOLE              20,820
Research In Motion LTD.          COM       760975102      606     5,400    SH            SOLE               5,400
RF Microdevices Inc.             COM       749941100       37    14,000    SH            SOLE              14,000
Salesforce Com Inc               COM       79466L302    1,128    19,500    SH            SOLE              19,500
Scana Corp New                   COM       80589M102      311     8,500    SH            SOLE               8,500
Schlumberger Ltd                 COM       806857108    2,399    27,570    SH            SOLE              27,570
Scripps E W Co Ohio             Cl. A      811054204      412     9,800    SH            SOLE               9,800
Sirius Satellite Radio           COM       82966U103       34    12,000    SH            SOLE              12,000
Smith Intl Inc                   COM       832110100      857    13,350    SH            SOLE              13,350
Southern Copper Corp             COM       84265V105    1,382    13,315    SH            SOLE              13,315
State Str Corp                   COM       857477103      559     7,075    SH            SOLE               7,075
Steel Dynamics Inc               COM       858119100      363    11,000    SH            SOLE              11,000
Sun Microsystems Inc             COM       866810203      155    10,000    SH            SOLE              10,000
SVB Finl Group                   COM       78486Q101      265     6,081    SH            SOLE               6,081
Teekay Shipping Marshall Isl     COM       Y8564W103      621    14,625    SH            SOLE              14,625
Terex Corp New                   COM       880779103      775    12,400    SH            SOLE              12,400
Time Warner Inc                  COM       887317105      476    33,925    SH            SOLE              33,925
Transocean Inc                   ORD       G90078109      951     7,037    SH            SOLE               7,037
Unilver Plc. New              Spons. ADR   904767704      988    29,300    SH            SOLE              29,300
Union Pacific Corp               COM       907818108      577     4,600    SH            SOLE               4,600
United Technologies Corp         COM       913017109    1,116    16,215    SH            SOLE              16,215
Yahoo Inc                        COM       984332106    1,096    37,895    SH            SOLE              37,895

totals: 102                                            89,192

Note: Issues can be omitted if less than 10,000 shares and value less than $200,000.00